DEBT OBLIGATIONS, NET - Revolving Credit Facility (Details) $ in Thousands		7 Months Ended	12 Months Ended
	Dec. 07, 2021	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 28, 2022 USD ($)	Apr. 15, 2021 USD ($)
Line of Credit Facility [Line Items]
Aggregate Facility Size		$ 1,690,000	$ 377,000
Net losses on retirement of debt		(17,636)	$ 0	$ 0
Line of Credit
Line of Credit Facility [Line Items]
Net losses on retirement of debt		1,500
Revolving Credit Facility | Line of Credit | Revolving Credit Facility
Line of Credit Facility [Line Items]
Aggregate Facility Size		640,000				$ 640,000
Maximum net leverage ratio	3.5
Maximum cash and cash equivalents amount used in net leverage ration calculation		$ 300,000
Revolving Credit Facility | Line of Credit | Revolving Credit Facility | Subsequent Event
Line of Credit Facility [Line Items]
Aggregate Facility Size					$ 715,000
Revolving Credit Facility | Line of Credit | Revolving Credit Facility | Minimum
Line of Credit Facility [Line Items]
Fee on unused portion of credit facility	0.15%
Revolving Credit Facility | Line of Credit | Revolving Credit Facility | Maximum
Line of Credit Facility [Line Items]
Fee on unused portion of credit facility	0.40%
Revolving Credit Facility | Line of Credit | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Revolving Credit Facility | Minimum | Adjusted-Term, Alternative Rate
Line of Credit Facility [Line Items]
Variable rate	0.25%
Revolving Credit Facility | Line of Credit | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Revolving Credit Facility | Minimum | Variable Alternative Rate, Option Two
Line of Credit Facility [Line Items]
Adjusted-term financing rate	1.00%
Variable rate	1.25%
Revolving Credit Facility | Line of Credit | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Revolving Credit Facility | Maximum | Adjusted-Term, Alternative Rate
Line of Credit Facility [Line Items]
Variable rate	0.875%
Revolving Credit Facility | Line of Credit | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Revolving Credit Facility | Maximum | Variable Alternative Rate, Option Two
Line of Credit Facility [Line Items]
Variable rate	1.875%
Revolving Credit Facility | Line of Credit | New York Fed Bank Rate | Revolving Credit Facility | Variable Alternative Rate, Option Two
Line of Credit Facility [Line Items]
Variable rate	0.50%